Net Income (Loss) Per Share Applicable to Common Stockholders (Tables)	6 Months Ended
Jun. 30, 2012
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
The potentially dilutive securities are antidilutive due to the Company''''s net losses and are as follows for all periods presented (in thousands):

	Six Months Ended
	June 30	June 30
	2012	2011

Common stock options	1,574	1,574
Common stock warrants	4,900	3,326
Convertible notes	2,710	1,978
Excluded potentially dilutive securities	9,184	6,878